STOCKHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Option shares			1,529,908
Total fair value of options			$ 1,021,733
Stock-based compensation expense	$ 194,428	$ 0	532,108	$ 0
Unrecognized expense			$ 489,625
Consultants
Option shares			1,280,000
Vesting periods			July 25, 2018 to July 24, 2019
Total fair value of options			$ 682,240
Stock-based compensation expense			466,197
Unrecognized expense			$ 216,043
Consultants
Option shares			185,221
Vesting periods			January 16, 2019 to January 15, 2022
Total fair value of options			$ 336,732
Stock-based compensation expense			23,150
Unrecognized expense			$ 313,582
Chief Executive Officer
Option shares			64,687
Vesting periods			Options were fully vested as of the grant date, as disclosed above.
Total fair value of options			$ 42,761
Stock-based compensation expense			42,761
Unrecognized expense			$ 0